ACQUISITION (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 17, 2020 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021
ACQUISITION (Details) [Line Items]
Percentage of interest acquired					100.00%
Total consideration			$ 13.1
Cash consideration			11.4	¥ 73.5
Debt			2.0	¥ 13.3
Net cash received			$ 0.3
Description of acquisition		The Kuanping Project is located in Shanzhou District, Sanmenxia City, Henan Province, China, approximately 33 km north of the Ying Mining District. The Kuanping Project covers an area of 12.39 km², being approximately 3 km wide (east-west) and 5 km long (north-south).
Assets acquired and liabilities assumed		$ 13.1
Bottom of Range [Member]
ACQUISITION (Details) [Line Items]
Percentage of interest acquired		20.00%
Kuanping Silver-Lead-zinc-Gold Project [Member]
ACQUISITION (Details) [Line Items]
Percentage of interest acquired					100.00%
Shanxian Xinbaoyuan Mining Co. Ltd. [Member]
ACQUISITION (Details) [Line Items]
Percentage of interest acquired					100.00%
La Yesca [Member]
ACQUISITION (Details) [Line Items]
Percentage of interest acquired	100.00%
Cash consideration	$ 8.3
Description of acquisition	La Yesca is a silver-polymetallic, epithermal-type project located approximately 100 kilometres (“km”) (185 km by road) northwest of Guadalajara, the second-largest city in Mexico. The concessions comprising La Yesca cover an area of approximately 47.7 km2. In total, 7,649 metres from 25 drill holes have previously been completed, all of which intersected mineralization.
Percentage transfer of issued and outstanding shares of New Infini	45.00%
Discovery payment	$ 30.0
Price per ounce (in Dollars per share) | $ / shares	$ 0.2
La Yesca [Member] | Bottom of Range [Member]
ACQUISITION (Details) [Line Items]
Cash consideration	$ 1.0
La Yesca [Member] | Through capital injection to New Infini [Member]
ACQUISITION (Details) [Line Items]
Cash consideration	$ 7.6
Percentage of hold of issued and outstanding shares	45.00%
La Yesca [Member] | Directors, officers, employees and consultants [Member] | Through capital injection to New Infini [Member]
ACQUISITION (Details) [Line Items]
Cash consideration	$ 1.7
Percentage of hold of issued and outstanding shares	10.00%